Net Loss Per Share of Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share of Common Stock

Note 9 – Net Loss per Share of Common Stock

Basic net loss per share is computed by dividing net loss by the weighted average common stock outstanding. Diluted net loss per share is computed by dividing net loss by the weighted average common stock outstanding, which includes potentially dilutive effect of stock options, warrants and senior convertible notes. Since we experienced a loss for both periods presented, including any dilutive common stock outstanding would have an anti-dilutive impact on diluted net loss per share, and as shown below were excluded from the computation. The treasury-stock method is used to determine the dilutive effect of our stock options and warrants grants, and the if-converted method is used to determine the dilutive effect of the Senior Notes.

The computation of net loss per share for the six months ended June 30, 2020 and 2019 was as follows:

	Six months ended June 30,
	2020	2019
Basic and diluted net loss per share:
Net loss	$(1,607,750)	$(1,719,910)
Weighted average number of common stock-basic and diluted	5,515,447	5,524,895

Basic and diluted net loss per share	$(0.29)	$(0.31)

The following potentially dilutive securities were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods presented.

	2020	2019
Stock options and purchase warrants	646,938	700,976
Senior convertible notes and LOC, plus related accrued interest	93,961	18,107
	740,899	719,083

Note 11 – Net Loss per Share of Common Stock

Basic net loss per share is computed by dividing net loss by the weighted average common stock outstanding. Diluted net loss per share is computed by dividing net loss by the weighted average common stock outstanding without the impact of potential dilutive common stock outstanding because they would have an anti-dilutive impact on diluted net loss per share. The treasury-stock method is used to determine the dilutive effect of our stock options and warrants grants, and the if-converted method is used to determine the dilutive effect of the 2017 and 2019 Senior Notes.

The computation of net loss per share for the year ended December 31, 2019 and 2018 was as follows:

	2019	2018
Basic and diluted net loss per share:
Net loss	$(3,357,876)	$(3,765,047)
Deemed dividend related to the triggering of the full ratchet anti-dilution provision at fair value	(506,993)	-
Net loss available to common stockholders	(3,864,869)	(3,765,047)

Weighted-average number of common stock-basic and diluted	5,525,635	5,332,141

Basic and diluted net loss per share	$(0.70)	$(0.71)

We have determined the sale of the 2019 Senior Notes in late 2019, which are convertible into common stock at a conversion rate of $14.28 per share triggered the full ratchet anti-dilution provision of the common stock we sold in 2018 Private Placement Transactions (see Note 8). As a result, those stockholders were entitled to 28,971 shares of common stock in the fourth quarter of 2019. We will issue 28,971 shares of common stock to these stockholders in 2020. We determined the value of these shares at $506,993 based on a price per share of $17.50 which represents the closing price per share on October 18, 2019, the last day investors had to rescind their investment. For purposes of computing our basic and diluted EPS, we increased our net loss available for common stockholders by the fair value of the additional shares to be issued since they did not affect all our common stockholders equally and there are no contingencies related to the issuance of these shares. We also included these shares in our weighted number of shares of common stock outstanding. Triggering the full ratchet anti-dilution provision increased our basic and diluted net loss per share by $0.09 per share, from $(0.61) to $(0.70).

The outstanding options and warrants to purchase common stock and the shares issuable under the 2017 and 2019 Senior Notes were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods are presented below:

	2019	2018
Stock options and purchase warrants	654,569	571,055
Senior convertible notes	60,883	17,531